Shareholder's Deficit - Additional Information (Detail) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Percentage of common stock outstanding	20.00%	20.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding	0	0	0
Temporary equity, Shares outstanding	23,000,000	23,000,000	23,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	5,750,000	5,750,000	5,750,000
Common Stock, Shares, Outstanding	5,750,000	5,750,000	5,750,000